Shareholders' Equity (Schedule Of Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Shareholders' Equity [Abstract]
Foreign currency translation adjustments	¥ (46,732)	¥ (76,476)
Unrealized gains on securities	35,120	19,112
Unrealized losses on derivatives	(70)	(256)
Pension liability adjustments	(17,207)	(22,922)
Total accumulated other comprehensive loss	¥ (28,889)	¥ (80,542)